Private Placement	3 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Private Placement [Abstract]
Private Placement
Note 4 — Private Placement
Simultaneously with the closing of the IPO on January 14, 2021, the Sponsor purchased an aggregate of 6,550,000 Private Placement Warrants at a price of $1.00 per Private Placement Warrant, for an aggregate purchase price of $6,550,000, in a private placement (the “Private Placement”).
On January 19, 2021, the Underwriters exercised the over-allotment option in full to purchase 3,600,000 Units. Simultaneously with the closing of the exercise of the overallotment option, the Company completed the private sale of an aggregate of 720,000 Private Placement Warrants to the Sponsor at a purchase price of $1.00 per Private Placement Warrant, generating gross proceeds of $720,000.
Each Private Placement Warrant will entitle the holder to purchase one share of common stock at a price of $11.50 per share, subject to adjustment (see Note 7). The proceeds from the Private Placement Warrants was added to the proceeds from the IPO held in the Trust Account on January 14, 2021. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Placement Warrants held in the Trust Account will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law) and the Private Placement Warrants will expire worthless.
The Private Placement Warrants are identical to the warrants included in the Units being sold in the IPO except that they are nonredeemable and exercisable on a cashless basis so long as they are held by the initial purchasers or their permitted transferees. If the Private Placement Warrants are held by holders other than the initial purchasers or their permitted transferees, the Private Placement Warrants are redeemable by the Company and exercisable by the holders on the same basis as the warrants included in the Units sold in the IPO.

Note 5 — Private Placement
Simultaneously with the closing of the IPO on January 14, 2021, the Sponsor purchased an aggregate of 6,550,000 Private Placement Warrants at a price of $1.00 per Private Placement Warrant, for an aggregate purchase price of $6,550,000, in a private placement (the “Private Placement”).
On January 19, 2021, the underwriters exercised the over-allotment option in full to purchase 3,600,000 Units. Simultaneously with the closing of the exercise of the overallotment option, the Company completed the private sale of an aggregate of 720,000 Private Placement Warrants to the Sponsor at a purchase price of $1.00 per Private Placement Warrant, generating gross proceeds of $720,000.
Each Private Placement Warrant will entitle the holder to purchase one share of common stock at a price of $11.50 per share, subject to adjustment. The proceeds from the Private Placement Warrants were added to the proceeds from the IPO held in the Trust Account on January 14, 2021. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Placement Warrants held in the Trust Account will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law) and the Private Placement Warrants will expire worthless.